J. & W. Seligman & Co.
                                  Incorporated


                                                            May 5, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:   Seligman High Income Fund Series (the "Fund") and each of its:
      Seligman High-Yield Bond Series and
      Seligman U.S. Government Securities Series (the "Series")
      Post-Effective Amendment No. 32
      File Nos. 2-93076 and 811-4103

Dear Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the individual Prospectuses and combined Statement of Additional Information for the Fund and each of its Series that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 32 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 2003.

      If you have any questions, please do not hesitate to contact me at
(212) 850-1802.


                                                 Very truly yours,

                                                 /s/John E. McLean

                                                 John E. McLean
                                                 Vice President





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